PREPAID EXPENSES AND OTHER CURRENT ASSETS (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid expenses	$ 2,879	$ 4,089
Hedging transaction assets	1,014	315
Government authorities	1,452	2,533
Other current assets	1,004	470
Prepaid expenses and other current assets	$ 6,349	$ 7,407